VIA EDGAR

April 4, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Old Mutual Funds I

1933 Act File No. 333-116057

1940 Act File No. 811-21587

CIK No. 0001292278

PEA 33 (1933 Act) and PEA 34 (1940 Act)

Ladies and Gentlemen:

Pursuant to Rule 485 under the Securities Act of 1933 (“1933 Act”), on behalf of Old Mutual Funds I, Old Mutual Capital hereby submits for filing on EDGAR Post-Effective Amendment No. 33 under the 1933 Act and Amendment No. 34 under the Investment Company Act of 1940 (submission type 485BPOS). The enclosed filing is intended to become effective on April 7, 2008 pursuant to Rule 485 of the 1933 Act.

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7736.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills

Associate Counsel

OLD MUTUAL CAPITAL, INC.

Encls.